UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marion R. Metzbower
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Marion R. Metzbower      Radnor, Pennsylvania    October 29, 1999

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/00
                         RUN DATE: 07/27/00  6:48 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   70

FORM 13F INFORMATION TABLE VALUE TOTAL:   $15,264,956,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 06/30/00

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT & T CORP.                   COM              001957109      425    13366 SH       SOLE                    13221        0      145
ABBOTT LABS                    COM              002824100      846    18983 SH       SOLE                     7667        0    11316
AGILENT TECHNOLOGIES INC COM   COM              00846U101      666     9036 SH       SOLE                     5124        0     3912
ALBERTSONS INC                 COM              013104104     5408   162661 SH       SOLE                   134161        0    28500
AMERICAN HOME PRODS CORP       COM              026609107     1783    30355 SH       SOLE                    18800        0    11555
AMERICAN INTL GROUP INC        COM              026874107   782436  6659028 SH       SOLE                  3989936      327  2668765
AMGEN INC                      COM              031162100   383344  5456860 SH       SOLE                  3268926      281  2187653
ANHEUSER BUSCH COS INC         COM              035229103      837    11210 SH       SOLE                     9000        0     2210
AUTOMATIC DATA PROCESSING      COM              053015103   685979 12807069 SH       SOLE                  7665510      636  5140924
BP AMOCO ADS                   COM              055622104     1038    18324 SH       SOLE                    16738        0     1586
BANK OF AMERICA                COM              060505104      849    19579 SH       SOLE                    19123        0      456
BELL ATLANTIC CORP             COM              077853109      579    11376 SH       SOLE                     9858        0     1518
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      299      170 SH       SOLE                       24        0      146
BRISTOL MYERS SQUIBB CO        COM              110122108   349224  5995260 SH       SOLE                  3610525      298  2384437
CISCO SYS INC                  COM              17275R102   557547  8771630 SH       SOLE                  5250455      440  3520735
CITIGROUP INC.                 COM              172967101     1683    27851 SH       SOLE                    27800        0       51
CITIZENS COMMUNICATIONS CO COM COM              17453B101      175    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   597401 10400886 SH       SOLE                  6234418      518  4165950
COLGATE PALMOLIVE CO           COM              194162103   658277 10994192 SH       SOLE                  6656875      555  4336762
DISNEY WALT PRODUCTIONS        COM              254687106   458140 11803931 SH       SOLE                  7042980      590  4760360
DOLLAR GEN CORP COM            COM              256669102     7836   401862 SH       SOLE                   399862        0     2000
DU PONT E I DE NEMOURS CO      COM              263534109     3556    80910 SH       SOLE                    73902        0     7008
EMC CORP MASS                  COM              268648102   645027  8376971 SH       SOLE                  5034802      414  3341755
EMERSON ELEC CO                COM              291011104      301     4985 SH       SOLE                     2600        0     2385
SELECT TEN 2000 SERIES A       MUTUAL FUNDS     29471Q309       35    36485 SH       SOLE                        0        0    36485
EXXON MOBIL CORPORATION        COM              30231G102     1728    22019 SH       SOLE                    10717        0    11302
FPL GROUP INC                  COM              302571104      405     8150 SH       SOLE                     8150        0        0
FREDDIE MAC                    COM              313400301     1807    44627 SH       SOLE                    17022        0    27605
FANNIE MAE                     COM              313586109   374110  7151442 SH       SOLE                  4279213      350  2871879
FIRST UNION CORP               COM              337358105      339    13650 SH       SOLE                     3871        0     9779
GTE CORP                       COM              362320103      694    11150 SH       SOLE                    11100        0       50
G A P INC                      COM              364760108      251     8038 SH       SOLE                     7753        0      285
GENERAL ELEC CO                COM              369604103   761468 14538769 SH       SOLE                  8674310      732  5863727
GILLETTE CO                    COM              375766102      804    23019 SH       SOLE                    14950        0     8069
HEWLETT PACKARD CO             COM              428236103   475724  3809601 SH       SOLE                  2290189      190  1519222
HOME DEPOT INC                 COM              437076102   520428 10421587 SH       SOLE                  6205673      580  4215334
INTEL CORP                     COM              458140100   610000  4562880 SH       SOLE                  2733763      228  1828889
INTERNATIONAL BUSINESS MACHINE COM              459200101   355061  3240720 SH       SOLE                  1952650      159  1287910
JOHNSON & JOHNSON              COM              478160104     3544    34784 SH       SOLE                    25163        0     9621
LILLY ELI & CO                 COM              532457108     1298    13000 SH       SOLE                    12900        0      100
LUCENT TECHNOLOGIES INC COM    COM              549463107   448663  7636811 SH       SOLE                  4602477      375  3033959
MBNA CORP                      COM              55262L100   206515  7613459 SH       SOLE                  4583853      394  3029212
MCDONALDS CORP                 COM              580135101      360    10930 SH       SOLE                     6920        0     4010
MEDTRONIC INC                  COM              585055106   447554  8984777 SH       SOLE                  5419612      430  3564735
MERCK & CO INC                 COM              589331107   585833  7645461 SH       SOLE                  4585673      370  3059418
MICROSOFT CORP                 COM              594918104   352583  4407293 SH       SOLE                  2650594      225  1756474
MINNESOTA MNG & MFG CO         COM              604059105      260     3145 SH       SOLE                     2500        0      645
MORGAN J.P. & CO INC           COM              616880100      404     3670 SH       SOLE                      300        0     3370
MOTOROLA INC                   COM              620076109    10184   339454 SH       SOLE                   335799        0     3655
NOKIA CORP SPONSORED ADR       COM              654902204   194980  3894737 SH       SOLE                  2289116      204  1605417
ORACLE SYS CORP COM            COM              68389X105   329947  3925019 SH       SOLE                  2370571      197  1554251
PEPSICO INC                    COM              713448108      815    18344 SH       SOLE                     8122        0    10221
PFIZER INC                     COM              717081103   782187 16295569 SH       SOLE                  9767601      810  6527158
PROCTER & GAMBLE CO            COM              742718109     1617    28238 SH       SOLE                    17813        0    10425
SBC COMMUNICATIONS, INC        COM              78387G103     1360    31451 SH       SOLE                    31450        0        1
SCHERING PLOUGH CORP           COM              806605101   432711  8568540 SH       SOLE                  5155937      430  3412173
SMITHKLINE BEECHAM PLC ADR RPS COM              832378301      257     3950 SH       SOLE                     3950        0        0
SOVEREIGN BANCORP INC          COM              845905108      554    78793 SH       SOLE                    78793        0        0
SPRINT CORP                    COM              852061100      223     4381 SH       SOLE                     2532        0     1849
STATE STR CORP                 COM              857477103   431514  4068489 SH       SOLE                  2460491      203  1607795
SUN MICROSYSTEM INC            COM              866810104   359575  3954086 SH       SOLE                  2401900      198  1551988
TARGET CORP                    COM              87612E106      939    32370 SH       SOLE                    32100        0      270
TEXAS INSTRUMENTS INC          COM              882508104   390166  5680308 SH       SOLE                  3422512      288  2257508
TYCO INTL LTD NEW COM          COM              902124106   324511  6849838 SH       SOLE                  4100773      353  2748712
UNITED TECHNOLOGIES CORP       COM              913017109      276     4690 SH       SOLE                     4000        0      690
WAL MART STORES INC            COM              931142103   349186  6119353 SH       SOLE                  3499893      330  2619130
WALGREEN COMPANY               COM              931422109   478067 14881448 SH       SOLE                  8910247      751  5970450
WELLS FARGO NEW                COM              949746101   482654 12296907 SH       SOLE                  7351485      620  4944802
WILLIAMS COS INC COM           COM              969457100      396     9500 SH       SOLE                     3600        0     5900
WORLDCOM INC                   COM              98157D106   399313  8704373 SH       SOLE                  5224522      430  3479421